Debt (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2020
Debt (Details) [Line Items]
Borrowings				$ 100,000,000
Agreement total commitment	$ 105,300,000					$ 65,000,000
Interest expense	5,400,000	$ 4,300,000
Amortized debt issuance costs	500,000	$ 300,000
Fair value Level 3 hierarchy	75,300,000		$ 59,100,000
Convertible notes payable				$ 35,000,000	$ 35,000,000
Share price (in Dollars per share)				$ 3	$ 3
Convert discount			25.00%
Liabilities issuance				$ 700,000	$ 1,600,000
Notes payable				18,800,000
Derivative issuance amount				2,300,000
Extinguishment resulting gain				400,000
Gain loss on extinguishment				1,900,000
Description of convertible loan commitments			The remaining $3.8 million of 2019 Notes were mandatorily convertible into loan commitments under the Fortress Financing Agreement in amounts equal to the outstanding principal and accrued interest.
Debt issuance cost			$ 200,000
Debt discount				1,100,000
Commitment fee				2,400,000
Interest rate percentage			6.00%
Reference rate			7.00%
Margin rate			12.00%
Fair value of loan			$ 59,100,000	23,700,000
Purchase of warrants per unit (in Dollars per share)			$ 0.01
Fair value of warrants issued			$ 200,000	3,500,000
PIK interest [Member]
Debt (Details) [Line Items]
Debt discount				6,800,000
LIBOR loans [Member]
Debt (Details) [Line Items]
Interest rate percentage			5.00%
Reference rate			6.00%
Fortress Financing Agreement [Member]
Debt (Details) [Line Items]
Borrowings				100,000,000
PIK interest [Member]
Debt (Details) [Line Items]
Commitment fee				1,400,000
NextNav [Member]
Debt (Details) [Line Items]
Borrowings			$ 63,900,000	23,700,000
Commitment fee			$ 600,000	3,800,000
Minimum [Member]
Debt (Details) [Line Items]
Agreement total commitment						100,000,000
Increased in operations amount	65,000,000
Maximum [Member]
Debt (Details) [Line Items]
Agreement total commitment						$ 105,300,000
Increased in operations amount	$ 80,000,000
2018 Notes [Member]
Debt (Details) [Line Items]
Unsecured convertible bridge amount					$ 14,000,000
Interes rate					8.00%
Convert discount			15.00%
2019 Notes [Member]
Debt (Details) [Line Items]
Unsecured convertible bridge amount				$ 7,000,000
Interes rate				8.00%
Convert discount			25.00%
Accrued interest				$ 3,900,000
Series D Preferred Stock [Member]
Debt (Details) [Line Items]
Issued of fair value				785,000
Series D Preferred Stock [Member] | 2018 Notes [Member]
Debt (Details) [Line Items]
Accrued interest				$ 8,120,409
Common Class A [Member]
Debt (Details) [Line Items]
Purchase of warrants (in Shares)			2,135,092	31,649,484
Purchase of warrants per unit (in Dollars per share)						$ 0.01